Lease Prepayments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Lease Prepayments [Abstract]
Non-current portion	$ 3,134	19,523	20,047
Current portion - amount charged to expense next year	73	454	454
Total lease prepayments of land use rights	3,207	19,977	20,501
Land use rights amortization	73	454	454	454
Land use rights, net book value	$ 3,207	19,977
Expiration period for the land use rights, period one	2050-11	2050-11
Expiration period for the land use rights, period two	2053-05	2053-05
Expiration period for the land use rights, period three	2055-02	2055-02